33. Other operating expense, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	$ 97,057	$ 87,926	$ 79,961
Other operating expense	(758,479)	(463,946)	(502,507)
Other operating expense, net	(661,422)	(376,020)	(422,546)
Services provided to third parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	53,367	62,495	59,809
Commissions on municipal taxes collection
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	31,686	21,441	14,775
Recovery of allowance of trade receivables and other receivables
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	4,381
Related parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	2,764	500	0
Others
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	4,859	2,726	4,613
Other operating expense	(12,391)	(18,543)	(20,430)
Gratifications for services
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(49,203)	(35,442)	(43,192)
Cost for services provided to third parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(37,061)	(31,946)	(52,421)
Severance paid
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(17,382)	(15,697)	(11,801)
Debit and Credit Tax
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(293,913)	(156,152)	(85,138)
Other expenses - FOCEDE
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	0	(14,653)	(89,563)
Disposals of property, plant and equipment
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(337,989)	(40,466)	(3,513)
Provision for contingencies
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	$ (540)	(151,047)	(226,449)
Income from non-reimbursable customer
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income		$ 764	$ 764